Convertible Credit Facilities (China Investment Corporation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2009
Embedded derivative liability	$ 48,388	$ 154,877
Convertible credit facility	141,853	248,284
Accrued interest	10,808	6,312
China Investment Corporation [Member]
Convertible credit facility	500,000	500,000	500,000
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	127	69
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)
Carrying amount of debt host contract	93,465	93,407
Embedded derivative liability	48,388	154,877
Convertible credit facility	141,853	248,284
Accrued interest	6,301	6,312
Transaction costs allocated to deferred charges	(2,799)	(2,800)
Net carrying amount of convertible debenture	$ 145,355	$ 251,796